REVENUE AND OTHER OPERATING INCOME - Schedule of Lease and Non-Lease Components of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	$ 636,516	$ 616,077
Non-lease	497,907	394,018
Total	1,134,423	1,010,095
Voyage charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	610,186	591,703
Non-lease	483,021	379,346
Total	1,093,207	971,049
Time charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	26,330	24,374
Non-lease	9,340	6,534
Total	35,670	30,908
Administrative income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	0	0
Non-lease	5,546	8,138
Total	$ 5,546	$ 8,138